Accounts receivable, net (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Accounts receivable
Accounts receivable		¥ 29,422	¥ 27,661
Allowance for doubtful accounts		(2,089)	(2,065)	¥ (1,888)
Accounts receivable, net		27,333	25,596		$ 3,909
Movements in the allowance for doubtful accounts
Balance at beginning of the year		(2,065)	(1,888)	(1,582)
Additions		(739)	(376)	(542)
Write-off		715	199	236
Balance at end of the year		(2,089)	(2,065)	¥ (1,888)
Logistics receivables
Accounts receivable
Accounts receivable		13,715	13,797
Online retail and online marketplace receivables
Accounts receivable
Accounts receivable	[1]	14,310	13,206
Advertising receivables and others
Accounts receivable
Accounts receivable		¥ 1,397	¥ 658

[1]	The accounts receivable in relation to consumer financing business is included in online retail and online marketplace receivables. As JD Technology performs credit risk assessment services for the individuals and purchases the past-due receivables from the Group at carrying values to absorb the risks and obtain the returns from such financing arrangements, no allowance for doubtful accounts in relation to consumer financing receivables was provided.